Consolidated Statements of Operations and Comprehensive Loss - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Other income (expense):
Change in fair value of warrant liabilities		$ 1,716,000	$ 0
Net loss		(138,982,000)	(10,455,000)
Revenue		40,906,000	24,879,000
Cost of sales		33,912,000	16,860,000
Gross profit		6,994,000	8,019,000
Selling, general, and administrative expenses		43,703,000	17,438,000
Loss from operations		(36,709,000)	(9,419,000)
Interest expense, net		7,965,000	1,216,000
Loss on extinguishment of debt		96,024,000	0
Change in fair value of warrant and derivative liabilities		(1,716,000)	0
Other (income) expense		(38,000)	4,000
Loss before income taxes		(138,944,000)	(10,639,000)
Provision for (benefit from) income taxes		38,000	(184,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		168,000	(194,000)
Total comprehensive loss		$ (138,814,000)	$ (10,649,000)
Weighted-average shares outstanding - basic and diluted		2,780,993	2,403,755
Net loss per share - basic and diluted		$ (49.98)	$ (4.35)
Tailwind Two Acquisition Corp [Member]
General and administrative expenses	$ 6,093	$ 4,400,069
Other income (expense):
Change in fair value of warrant liabilities	0	2,509,000
Transaction costs allocable to warrants	0	(649,349)
Interest earned on investments held in Trust Account	0	89,823
Total other income, net		1,949,474
Net loss	(6,093)	(2,450,595)
Loss from operations	$ (6,093)	$ (4,400,069)
Common Class A [Member] | Tailwind Two Acquisition Corp [Member]
Other income (expense):
Basic weighted average shares outstanding		28,167,123
Basic net loss per share		$ (0.07)
Common Class B [Member] | Tailwind Two Acquisition Corp [Member]
Other income (expense):
Basic weighted average shares outstanding	7,500,000	8,418,493
Basic net loss per share	$ 0.00	$ (0.07)